Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities [Abstract]
Accruals	$ 2,366	$ 1,698
Social security payable	217	96
Other	95	72
Other Current Liabilities	$ 2,678	$ 1,866